Selling, General and Administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development expenses
Total selling, general and administrative expenses	€ 18,855	€ 14,712	€ 9,386
Selling, General and Administrative expense
Research and Development expenses
Staff costs	7,811	3,718	3,711
Consulting and contractors' fees	4,526	6,550	3,697
Legal fees	1,033	402	201
Rent	440	247	89
Facilities	226	149	124
Depreciation and amortization expense	914	710	599
ICT	517	363	234
Travel	1,097	332	507
Insurance fees	1,504	915
Recruitment	245	581
Other	542	745	224
Total selling, general and administrative expenses	€ 18,855	€ 14,712	€ 9,386